Financial Assets and Financial Liabilities_Carrying Amounts Of Financial Instruments By Category Assets(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	₩ 582,219,781	₩ 498,191,361
Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	25,608,842	20,837,878
Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	61,035,455	53,549,086
Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	5,545,385	3,190,673
Loans measured at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	377,166,984	339,684,059
Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	98,695,426	71,782,606
Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	14,167,689	9,147,059
Financial instruments at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	66,245,967	56,557,684
Financial instruments at fair value through profit or loss | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments at fair value through profit or loss | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	61,035,455	53,549,086
Financial instruments at fair value through profit or loss | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	5,210,512	3,008,598
Financial instruments at fair value through profit or loss | Loans measured at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments at fair value through profit or loss | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments at fair value through profit or loss | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments at fair value through other comprehensive income
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	58,750,298	43,931,946
Financial instruments at fair value through other comprehensive income | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments at fair value through other comprehensive income | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments at fair value through other comprehensive income | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments at fair value through other comprehensive income | Loans measured at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments at fair value through other comprehensive income | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	58,750,298	43,931,946
Financial instruments at fair value through other comprehensive income | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments designated at fair value through other comprehensive income
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	3,074,899	2,504,105
Financial instruments designated at fair value through other comprehensive income | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments designated at fair value through other comprehensive income | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments designated at fair value through other comprehensive income | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments designated at fair value through other comprehensive income | Loans measured at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments designated at fair value through other comprehensive income | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	3,074,899	2,504,105
Financial instruments designated at fair value through other comprehensive income | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	453,813,744	395,015,551
Financial instruments at amortized cost | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	25,608,842	20,837,878
Financial instruments at amortized cost | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments at amortized cost | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Financial instruments at amortized cost | Loans measured at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	377,166,984	339,684,059
Financial instruments at amortized cost | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	36,870,229	25,346,555
Financial instruments at amortized cost | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	14,167,689	9,147,059
Derivatives held for hedging
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	334,873	182,075
Derivatives held for hedging | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Derivatives held for hedging | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Derivatives held for hedging | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	334,873	182,075
Derivatives held for hedging | Loans measured at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Derivatives held for hedging | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Derivatives held for hedging | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	₩ 0	₩ 0